Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2026
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations

The following table summarizes our contractual obligations as of March 31, 2026:

	Payments due by period
($’000)		Less than	1 – 3	3 – 5	More than
Contractual obligations	Total	1 year	years	years	5 years
Other borrowings*	913	913	—	—	—
	913	913	—	—	—

*	As of March 31, 2026, our contractual obligation to repay outstanding other borrowings totaled $913,000.